Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Feb. 16, 2024
Document Information Line Items
Entity Registrant Name	BANCO SANTANDER-CHILE
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		188,446,126,794
Amendment Flag	false
Entity Central Index Key	0001027552
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14554
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Bandera 140
Entity Address, Address Line Two	20th floor
Entity Address, City or Town	Santiago
Auditor Location	Santiago, Chile
Entity Address, Country	CL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada
Auditor Firm ID	1364
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Bandera 140
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Contact Personnel Name	Cristian Vicuña
City Area Code	562
Local Phone Number	26483583
Contact Personnel Email Address	cristian.vicuna@santander.cl
American Depositary Shares (“ADS”), each representing the right to receive 400 Shares of Common Stock without par value
Document Information Line Items
Trading Symbol	BSAC
Title of 12(b) Security	American Depositary Shares (“ADS”), each representing the right to receive 400 Shares of Common Stock without par value
Security Exchange Name	NYSE
Shares of Common Stock, without par value
Document Information Line Items
Trading Symbol	BSAC
Title of 12(b) Security	Shares of Common Stock, without par value*
Security Exchange Name	NYSE